summary of significant accounting policies - Inventories (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory
Mobile handsets, parts and accessories	$ 528	$ 369
Costs of goods sold	$ 2,500	$ 2,400